Overview of consolidation scope (Details)	12 Months Ended
Dec. 31, 2023 subsidiary
ARGENX SE | Netherlands
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX BV | Belgium
Overview of consolidation scope
Number of subsidiaries	2
Participation ( as a percent)	100.00%
IIP BV | Belgium
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX US INC | United States
Overview of consolidation scope
Number of subsidiaries	10
Participation ( as a percent)	100.00%
ARGENX SWITZERLAND, SA | Switzerland
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX JAPAN KK | Japan
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX FRANCE SAS | France
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX GERMANY GMBH | Germany
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX CANADA INC [Member] | CANADA
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX UK LTD [Member] | UNITED KINGDOM
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX NETHERLANDS B.V [Member] | Netherlands
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX ITALY [Member] | ITALY
Overview of consolidation scope
Participation ( as a percent)	100.00%
Argenx Spain S.L. [Member] | SPAIN
Overview of consolidation scope
Participation ( as a percent)	100.00%